Other current liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Other Liabilities, Current [Abstract]
Accrued payroll and severance	$ 2.1	$ 6.2
Operating lease liability, current	3.1	3.4
Deferred mobilisation revenue	2.6	5.6
Other current liabilities	6.2	4.5
Total accruals and other current liabilities	$ 14.0	$ 19.7